Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance	$ 113,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	138,000	0
Income Tax Expense (Benefit)	2,567,000	2,226,000
Effective Income Tax Rate, Continuing Operations	33.40%	34.40%
Unrealized holding gains arising during period, after-tax	(1,550,000)	588,000
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(476,000)	1,333,000	1,121,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 2,300,000